Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Non-cash financing and investing activities

Non-cash financing and investing activities:	2018	2017
Compensatory shares	$693	$1,003
Constrained earn-out receivable on sale of assets	2,000	—